UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended March 31, 2001.

(Please read instructions before preparing form.)

If amended report check here: [_]

Knowlton Brothers, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Winthrop Knowlton 212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 2001.

                                      KNOWLTON BROTHERS, INC.
                                      (Name of Institutional Investment Manager)

                                      /s/ Winthrop Knowlton
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                       Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
--------------------------------------------------------------------------------
Name:                                     13F File No.:
--------------------------------------------------------------------------------
1.  Knowlton Brothers, Inc.               28-5340
--------------------------------------------------------------------------------
2.  Knowlton, Christopher                 28-5342
--------------------------------------------------------------------------------
3.  Knowlton, Winthrop                    28-5344
--------------------------------------------------------------------------------
4.  Lee, Dwight                           28-2649
--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2001.

(Please read instructions before preparing form.)

If amended report check here: [_]

Christopher Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Christopher Knowlton  212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 2001.

                                      CHRISTOPHER KNOWLTON
                                      (Name of Institutional Investment Manager)


                                      /s/ Christopher Knowlton
                                      ----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                         13F File No.:
-----                                                         -------------

                         Christopher Knowlton - Form 13F


     In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Christopher Knowlton by Knowlton Brothers, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2001.

(Please read instructions before preparing form.)

If amended report check here: [_]

Winthrop Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Winthrop Knowlton  212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 2001.


                                      WINTHROP KNOWLTON
                                      (Name of Institutional Investment Manager)


                                      /s/ Winthrop Knowlton
                                      ---------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                         13F File No.:
-----                                                         --------------

                          Winthrop Knowlton - Form 13F


         In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Winthrop Knowlton by Knowlton Brothers, Inc.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended May 31, 2001.

(Please read instructions before preparing form.)

If amended report check here: [_]

Stanley Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Stanley Knowlton   212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 2001.


                                      STANLEY KNOWLTON
                                      (Name of Institutional Investment Manager)


                                      /s/ Stanley Knowlton
                                      ----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                         13F File No.:
-----                                                         -------------

                           Stanley Knowlton - Form 13F


In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Stanley Knowlton by Knowlton Brothers, Inc.

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                      ITEM 2      ITEM 3      ITEM 4       ITEM 5         ITEM 6              ITEM 7              ITEM 8
                                                                           INVESTMENT DISCRETION                   VOTING AUTHORITY
                            TITLE                     FAIR     SHARES OR                  SHARED
NAME OF ISSUER               OF          CUSIP      MARKET     PRINCIPAL   SOLE   SHARED   OTHER     MANA-       SOLE   SHARED  NONE
                            CLASS       NUMBER       VALUE        AMOUNT   (A)     (B)      (C)      GERS        (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                    COM        00130H105      5604063   112171                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                    COM        00130H105      1398880    28000                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Alloy Online                 COM         19855105      2088625   238700                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                 COM         21441100     443766.6    20700                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                 COM         21441100     510224.4    23800                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                 COM         21441100     330145.2    15400                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
AT&T Liberty Media           COM          1957208      1450400   103600                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices.              COM         32654105       315288     8700                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Attunity Limited             COM        M15332105        62550    55600                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Avanti                       COM        053487104       345000    20000                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostic           COM         90945106       401250    10700                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Celgene                      COM        151020104       355000    14200                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Celgene                      COM        151020104       275000    11000                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cell Genesys                 COM        150921104       180975    12700                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                 COM        192422103    4758781.5   192274                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                 COM        192422103       353925    14300                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                 COM        192422103       980100    39600                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Dendrite                     COM        248239105      1755740   125410                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
EMC                          COM        268648102       370440    12600                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
eBay                         COM        278642103    269636.79     7451                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
eBay                         COM        278642103       271425     7500                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
eBay                         COM        278642103       148379     4100                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                     COM        278856109    6039325.5   309709                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                     COM        278856109      1571700    80600                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                     COM        278856109       308100    15800                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Elan                         COM        284131208       423225     8100                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging      COM        286082102      2408325    97800                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Geron                        COM        374163103       181656    17400                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp Gen. Div        COM        372917104    2425360.5    26850                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp Gen. Div        COM        372917104      1156224    12800                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Gentex                       COM        371901109    1319697.5    57068                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Hollis Eden                  COM        435902101       684158   246100                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                 COM        40425P107   3690320.31   210125                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software                 COM        40425P107       477700    27200                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories Corp.     COM        45168D104      1421550    64800                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Impath                       COM        45255G101   5060022.63   109111                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Impath                       COM        45255G101     329262.5     7100                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Information Architects       COM        45669R107    172631.25   102300                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Innoveda                     COM        45769F102     764220.7   220300                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit                COM        466313103       882096    40800                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit                COM        466313103       335110    15500                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Maxwell Shoe                 COM        577766108   1567123.61   100700                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Media 100                    COM        58440W105       316500   168800                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology            COM        595112103       984261    23700                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.      COM        553477100       809303   116129                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.      COM        553477100       229977    33000                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications Inc.      COM        553477100    593036.37    85100                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Napro Biotherapeutics Inc.   COM        630795102    339618.75    46050                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates           COM        640938106    6587443.5   798478                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates           COM        640938106    1931737.5   234150                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Network Associates           COM        640938106       583275    70700                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems             COM        670008101   1918606.25    47300                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems             COM        670008101       454300    11200                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems             COM        670008101       332592     8200                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
NTL Incorporated Comm        COM        629407107    713782.15    28381                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Oak Technology               COM        671802106    908390.05   153808                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.  COM        699173100   3364158.41   371197                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.  COM        699173100    1207191.6   133200                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Systems Inc.        COM       7234811070   4614902.52   546919                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
PRI Automation               COM        69357H106       458950    26800                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Presstek                     COM        741113104   1312840.88   120721                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Presstek                     COM        741113104     691084.5    63548                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Presstek                     COM        741113104     362137.5    33300                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
QRS                          COM        74726X105      1841610   216660                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Remedy                       COM        759548100      2618000   136000                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Remedy                       COM        759548100       577500    30000                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Remedy                       COM        759548100       306075    15900                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                COM        871607107   6641656.25   141500                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                COM        871607107     403662.5     8600                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                COM        871607107    1736687.5    37000                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Thoratec                     COM        885175307      1845911   217168                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Thoratec                     COM        885175307       385050    45300                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Verisign                     COM        92343E102    650535.37    18357                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Verisign                     COM        92343E102     180733.8     5100                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals       COM        92532F100       117200     3200                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals       COM        92532F100       175800     4800                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems           COM        973149107   1223345.25    52617                     X       1, 2, 3              X
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems           COM        973149107     961201.5    41342                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications       COM        975515107     136582.6    63350                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
Xilinx Inc.                  COM        983919101     425012.5    12100                     X       1, 2, 3, 4           X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                             102828054.44
====================================================================================================================================